Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Tax refunds			$ 5.9
Income taxes paid	$ 21.1	$ 11.7
2011- 2012 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2011
2011- 2012 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2012